Investment in Real Estate - Schedule of Investment in Real Estate (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investment in Real Estate [Line Items]
Investment in real estate, Gross	$ 8,237,943	$ 8,237,943
Less: accumulated depreciation	(1,215,222)	(1,046,539)
Investment in real estate, net	$ 7,022,721	7,191,404
Commercial real property building [Member]
Schedule of Investment in Real Estate [Line Items]
Useful life	39 years
Investment in real estate, Gross	$ 7,708,571	7,708,571
Improvement [Member]
Schedule of Investment in Real Estate [Line Items]
Useful life	12 years
Investment in real estate, Gross	$ 529,372	$ 529,372